REGULATORY MATTERS	12 Months Ended
Dec. 31, 2013
REGULATORY MATTERS
REGULATORY MATTERS

NOTE 14 — REGULATORY MATTERS

The Corporation is subject to various regulatory capital requirements administered by the federal banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory—and possibly additional discretionary—actions by regulators that, if undertaken, could have a direct material effect on the Corporation’s consolidated financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Corporation must meet specific capital guidelines that involve quantitative measures of the Corporation’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices.  The Corporation’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Corporation to maintain minimum amounts and ratios (set forth in the table below) of total and Tier 1 capital to risk-weighted assets and of Tier 1 capital to average assets.  Management has determined that, as of December 31, 2013, the Corporation is well capitalized.

To be categorized as well capitalized, the Bank must maintain minimum total risk-based, Tier 1 risk-based, and Tier 1 leverage ratios as set forth in the table.  In addition, federal banking regulators have established capital classifications beyond the minimum requirements in order to risk-rate deposit insurance premiums and to provide trigger points for prompt corrective action.

The Corporation’s and the Bank’s actual capital and ratios compared to generally applicable regulatory requirements as of December 31 are as follows (dollars in thousands):

							To Be Well
							Capitalized Under
				For Capital			Prompt Corrective
	Actual			Adequacy Purposes			Action Provisions
	Amount	Ratio		Amount	Ratio		Amount	Ratio
2013

Total capital to risk weighted assets:
Consolidated	$62,581	12.8%	>	$39,153	>8.0%		N/A	N/A
mBank	$60,537	12.4%	>	$38,944	>8.0%	>	$48,680	10.0%

Tier 1 capital to risk weighted assets:
Consolidated	$57,920	11.8%	>	$19,576	>4.0%		N/A	N/A
mBank	$55,947	11.5%	>	$19,472	>4.0%	>	$29,208	6.0%

Tier 1 capital to average assets:
Consolidated	$57,920	10.3%	>	$22,469	>4.0%		N/A	N/A
mBank	$55,947	10.0%	>	$22,352	>4.0%	>	$27,940	5.0%

2012

Total capital to risk weighted assets:
Consolidated	$69,573	14.9%	>	$37,283	> 8.0%		N/A	N/A
mBank	$56,879	12.2%	>	$37,262	> 8.0%	>	$46,577	10.0%

Tier 1 capital to risk weighted assets:
Consolidated	$64,355	13.8%	>	$18,642	> 4.0%		N/A	N/A
mBank	$51,701	11.1%	>	$18,631	> 4.0%	>	$27,946	6.0%

Tier 1 capital to average assets:
Consolidated	$64,355	12.0%	>	$21,486	> 4.0%		N/A	N/A
mBank	$51,701	9.6%	>	$21,481	> 4.0%	>	$26,851	5.0%